Prepaid Expenses and Other Current Assets (Table)	12 Months Ended
Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Summary of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,
	2022	2021
Prepaid external research, development and manufacturing costs	$843	$20,582
Prepaid insurance	2,392	3,190
Prepaid compensation and other	1,314	1,292
Interest receivable	377	229
	$4,926	$25,293